CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity securities, fair value	$ 6,002,399	$ 2,763
Loans, allowance for loan losses	$ 4,510,938	$ 4,617,080
Preferred stock, no par value
Preferred stock, per share liquidation	$ 1,000	$ 1,000
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	17,123	17,123
Preferred stock, shares outstanding	17,123	17,123
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,092,566	3,058,716
Common stock, shares outstanding	3,092,566	3,058,716